GOODWILL	12 Months Ended
Dec. 31, 2016
GOODWILL [Abstract]
GOODWILL
NOTE 7:-	GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2016 and 2015 are as follows:

Balance as of December 31, 2014	$37,960

Foreign currency translation adjustments	(2,139)

Balance as of December 31, 2015	$35,821

Foreign currency translation adjustments	(165)

Balance as of December 31, 2016	$35,656